Non-controlling interests (Details) $ in Thousands			12 Months Ended		18 Months Ended
	Oct. 25, 2019 USD ($) shares	Oct. 25, 2019 JPY (¥) shares	Oct. 31, 2019 USD ($)	Apr. 30, 2017 USD ($)	Oct. 31, 2018 USD ($)
Non-controlling interests, Disclosure [Abstract]
Non-controlling interests, beginning period			$ 1,000
Share of profit after tax			300	$ (100)	$ 100
Non-controlling interests, period end			1,300		1,000
Novell Japan, Ltd [Member]
Non-controlling interests, Disclosure [Abstract]
Payment made to minority shareholders	$ 3,140	¥ 340,700
Number of shares acquired (in shares) | shares	170,350	170,350
Non-controlling interests, beginning period			1,000	1,000	900
Share of profit after tax			300	(100)	100
Non-controlling interests, period end			$ 1,300	$ 900	$ 1,000
Proportion of equity interest held by non-controlling interests [Abstract]
Country of incorporation and operation of non-controlling interests			Japan		Japan
Percentage of ownership interests held by non-controlling interests			84.24%	74.70%	81.05%